Provisions - Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision (Detail) - PPI [member]	12 Months Ended
Dec. 31, 2018 GBP (£)
Inbound Complaints [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2018	2,141,000
Future expected (unaudited)	415,000
Sensitivity analysis number	25,000
Sensitivity analysis increase/decrease in provision	£ 7,400,000
Outbound Complaints [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2018	488,000
Future expected (unaudited)	217,000
Sensitivity analysis number	25,000
Sensitivity analysis increase/decrease in provision	£ 5,400,000
Response Rate to Outbound Contact [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2018	54.00%
Future expected (unaudited)	64.00%
Sensitivity analysis rate	1.00%
Sensitivity analysis increase/decrease in provision	£ 800,000
Average Uphold Rate Per Claim [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2018	37.00%
Future expected (unaudited)	76.00%
Sensitivity analysis rate	1.00%
Sensitivity analysis increase/decrease in provision	£ 2,700,000
Average Redress Per Claim [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2018	1,474
Future expected (unaudited)	545
Sensitivity analysis amount	50
Sensitivity analysis increase/decrease in provision	£ 16,400,000